CONDENSED, CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	5 Months Ended	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2014	May 13, 2014 Predecessor	Jun. 30, 2013 Predecessor	May 13, 2014 Predecessor	Jun. 30, 2013 Predecessor
Net changes in fair value of cash flow hedges, taxes		$ (332)	$ (1,221)	$ (1,118)	$ (2,464)
Change in unrealized fair value adjustments of available-for-sale securities, taxes	$ (36)	$ (28)	$ 59	$ (313)	$ (41)